Utility Plant In Service - ARO (Reconciliation of Asset Retirement Obligation Liability) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance as of January 1	$ 59.1	$ 41.4
Liabilities incurred	0.6	0.0
Liabilities settled	(2.5)	0.0
Revisions in estimated cash flows	(1.3)	15.4
Accretion expense	3.1	2.3
Balance as of December 31	59.0	59.1
Indianapolis Power And Light Company [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance as of January 1	59.1	41.4
Liabilities incurred	0.6	0.0
Liabilities settled	(2.5)	0.0
Revisions in estimated cash flows	(1.3)	15.4
Accretion expense	3.1	2.3
Balance as of December 31	$ 59.0	$ 59.1